UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Mid-Cap Value Fund

Investor Class (TRMCX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$86	0.79%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,288	10,180	10,242
2015	10,309	10,194	10,041
2015	9,358	9,455	9,234
2015	9,659	10,048	9,522
2016	10,282	10,145	9,895
2016	10,724	10,412	10,367
2016	11,204	10,870	10,828
2016	12,008	11,327	11,426
2017	12,397	11,978	11,856
2017	12,380	12,339	12,018
2017	12,748	12,903	12,275
2017	13,406	13,721	12,951
2018	13,318	13,633	12,627
2018	13,847	14,163	12,931
2018	14,019	15,172	13,357
2018	11,984	13,002	11,359
2019	13,281	14,828	12,992
2019	13,443	15,435	13,407
2019	13,291	15,614	13,571
2019	14,335	17,035	14,433
2020	10,225	13,475	9,857
2020	12,505	16,443	11,823
2020	13,079	17,957	12,580
2020	15,751	20,593	15,150
2021	18,019	21,900	17,127
2021	18,839	23,705	18,097
2021	18,328	23,681	17,914
2021	19,615	25,877	19,443
2022	20,507	24,512	19,089
2022	17,644	20,418	16,288
2022	16,535	19,506	15,485
2022	18,784	20,907	17,104
2023	19,367	22,408	17,330
2023	20,447	24,288	17,998
2023	19,705	23,497	17,196
2023	22,305	26,334	19,278
2024	24,843	28,973	20,864
2024	24,121	29,904	20,154
2024	26,044	31,767	22,185
2024	25,941	32,604	21,798

202501-4140694, 202502-4108668

F115-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Investor Class)	16.30%	12.59%	10.00%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,607,725
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$63,517
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

How has the fund changed?

This is a summary of certain material changes to Mid-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Investor Class (TRMCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Value Fund

Advisor Class (TAMVX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$113	1.05%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,279	10,180	10,242
2015	10,296	10,194	10,041
2015	9,341	9,455	9,234
2015	9,635	10,048	9,522
2016	10,252	10,145	9,895
2016	10,687	10,412	10,367
2016	11,156	10,870	10,828
2016	11,950	11,327	11,426
2017	12,326	11,978	11,856
2017	12,301	12,339	12,018
2017	12,661	12,903	12,275
2017	13,305	13,721	12,951
2018	13,209	13,633	12,627
2018	13,723	14,163	12,931
2018	13,885	15,172	13,357
2018	11,861	13,002	11,359
2019	13,138	14,828	12,992
2019	13,289	15,435	13,407
2019	13,129	15,614	13,571
2019	14,150	17,035	14,433
2020	10,084	13,475	9,857
2020	12,328	16,443	11,823
2020	12,881	17,957	12,580
2020	15,506	20,593	15,150
2021	17,721	21,900	17,127
2021	18,515	23,705	18,097
2021	18,000	23,681	17,914
2021	19,249	25,877	19,443
2022	20,112	24,512	19,089
2022	17,294	20,418	16,288
2022	16,195	19,506	15,485
2022	18,390	20,907	17,104
2023	18,951	22,408	17,330
2023	19,993	24,288	17,998
2023	19,257	23,497	17,196
2023	21,781	26,334	19,278
2024	24,243	28,973	20,864
2024	23,527	29,904	20,154
2024	25,386	31,767	22,185
2024	25,269	32,604	21,798

202501-4140694, 202502-4108668

F215-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (Advisor Class)	16.02%	12.30%	9.71%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,607,725
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$63,517
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

How has the fund changed?

This is a summary of certain material changes to Mid-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Advisor Class (TAMVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Value Fund

R Class (RRMVX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$140	1.30%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,272	10,180	10,242
2015	10,282	10,194	10,041
2015	9,323	9,455	9,234
2015	9,609	10,048	9,522
2016	10,217	10,145	9,895
2016	10,644	10,412	10,367
2016	11,106	10,870	10,828
2016	11,889	11,327	11,426
2017	12,256	11,978	11,856
2017	12,222	12,339	12,018
2017	12,572	12,903	12,275
2017	13,205	13,721	12,951
2018	13,099	13,633	12,627
2018	13,604	14,163	12,931
2018	13,754	15,172	13,357
2018	11,743	13,002	11,359
2019	13,000	14,828	12,992
2019	13,137	15,435	13,407
2019	12,975	15,614	13,571
2019	13,973	17,035	14,433
2020	9,953	13,475	9,857
2020	12,162	16,443	11,823
2020	12,703	17,957	12,580
2020	15,274	20,593	15,150
2021	17,455	21,900	17,127
2021	18,220	23,705	18,097
2021	17,703	23,681	17,914
2021	18,923	25,877	19,443
2022	19,753	24,512	19,089
2022	16,979	20,418	16,288
2022	15,889	19,506	15,485
2022	18,034	20,907	17,104
2023	18,571	22,408	17,330
2023	19,579	24,288	17,998
2023	18,846	23,497	17,196
2023	21,309	26,334	19,278
2024	23,700	28,973	20,864
2024	22,982	29,904	20,154
2024	24,783	31,767	22,185
2024	24,653	32,604	21,798

202501-4140694, 202502-4108668

F415-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Value Fund (R Class)	15.69%	12.03%	9.44%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	8.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,607,725
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$63,517
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

How has the fund changed?

This is a summary of certain material changes to Mid-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

R Class (RRMVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Value Fund

I Class (TRMIX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$71	0.66%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	481,435	481,606	480,759
12/31/15	496,893	511,802	495,754
3/31/16	529,182	516,758	515,181
6/30/16	552,303	530,351	539,738
9/30/16	577,018	553,674	563,752
12/31/16	618,813	576,980	594,893
3/31/17	638,837	610,118	617,267
6/30/17	638,198	628,516	625,694
9/30/17	657,582	657,248	639,109
12/31/17	691,747	698,900	674,277
3/31/18	687,423	694,395	657,399
6/30/18	714,965	721,399	673,218
9/30/18	724,070	772,791	695,404
12/31/18	619,232	662,265	591,410
3/31/19	686,258	755,270	676,410
6/30/19	694,890	786,199	698,001
9/30/19	687,274	795,339	706,543
12/31/19	741,506	867,693	751,458
3/31/20	529,003	686,348	513,187
6/30/20	647,591	837,534	615,553
9/30/20	677,304	914,650	654,965
12/31/20	815,896	1,048,935	788,765
3/31/21	933,714	1,115,510	891,710
6/30/21	976,481	1,207,426	942,191
9/30/21	950,269	1,206,198	932,662
12/31/21	1,017,325	1,318,104	1,012,285
3/31/22	1,063,939	1,248,528	993,855
6/30/22	915,926	1,040,009	848,001
9/30/22	858,416	993,577	806,211
12/31/22	975,778	1,064,936	890,485
3/31/23	1,006,465	1,141,402	902,246
6/30/23	1,063,012	1,237,129	937,065
9/30/23	1,024,395	1,196,875	895,283
12/31/23	1,160,076	1,341,360	1,003,702
3/31/24	1,292,784	1,475,756	1,086,260
6/30/24	1,255,506	1,523,216	1,049,301
9/30/24	1,356,155	1,618,099	1,155,044
12/31/24	1,351,335	1,660,708	1,134,886

202501-4140694, 202502-4108668

F526-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Mid-Cap Value Fund (I Class)	16.49%	12.75%	11.23%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell Midcap Value Index (Strategy Benchmark)	13.07	8.59	9.17

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,607,725
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$63,517
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

How has the fund changed?

This is a summary of certain material changes to Mid-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

I Class (TRMIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Value Fund

Z Class (TRTZX)

This annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection within information technology contributed the most to relative performance as shares of optical glass manufacturer Corning moved higher throughout the year as the company executed well in an improving industry backdrop, with ongoing strength in its optical and display segments helping to improve margins and free cash flow. Security choices within materials also aided relative results, led by Summit Materials, which advanced after an agreement to be acquired by Quikrete was reached.

  In contrast, stock selection within industrials led relative detractors. Our position in Stanley Black & Decker weighed on performance as shares fell late in the year due to weak guidance and the potential impacts of higher tariffs under the incoming presidential administration. Selection within financials also impacted results as Western Union contended with declines in its physical transaction and money transfer segments.

  We seek to invest in durable and out-of-favor mid-cap companies that may not be operating up to their full potential and, as a result, are underappreciated by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,589	10,865	10,578
6/30/20	12,978	13,259	12,688
9/30/20	13,599	14,480	13,500
12/31/20	16,405	16,606	16,258
3/31/21	18,807	17,659	18,380
6/30/21	19,695	19,115	19,420
9/30/21	19,201	19,095	19,224
12/31/21	20,588	20,867	20,865
3/31/22	21,567	19,765	20,485
6/30/22	18,592	16,464	17,479
9/30/22	17,460	15,729	16,618
12/31/22	19,880	16,859	18,355
3/31/23	20,540	18,069	18,597
6/30/23	21,725	19,585	19,315
9/30/23	20,974	18,948	18,453
12/31/23	23,790	21,235	20,688
3/31/24	26,550	23,362	22,390
6/30/24	25,826	24,114	21,628
9/30/24	27,946	25,616	23,808
12/31/24	27,894	26,290	23,392

202501-4140694, 202502-4108668

F1262-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Mid-Cap Value Fund (Z Class)	17.25%	23.85%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell Midcap Value Index (Strategy Benchmark)	13.07	19.39

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,607,725
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$63,517
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.5%
Industrials & Business Services	17.0
Information Technology	13.0
Health Care	10.2
Consumer Discretionary	7.9
Real Estate	7.7
Energy	6.5
Materials	6.1
Utilities	5.8
Other	7.3

Top Ten Holdings (as a % of Net Assets)

Corning	3.0%
Kenvue	1.9
Zimmer Biomet Holdings	1.8
Corpay	1.7
PG&E	1.4
Expand Energy	1.4
Southwest Airlines	1.4
Fortinet	1.3
FirstEnergy	1.3
Saia	1.3

How has the fund changed?

This is a summary of certain material changes to Mid-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Value Fund

Z Class (TRTZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMCX Mid-Cap Value Fund
TAMVX Mid-Cap Value Fund–
.
Advisor Class
RRMVX Mid-Cap Value Fund–
.
R Class
TRMIX Mid-Cap Value Fund–
.
I Class
TRTZX Mid-Cap Value Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 31.20 $ 28.35 $ 33.63 $ 29.59 $ 27.97
Investment activities
Net investment income
(1)(2)
0.43 0.39 0.26 0.28 0.34
Net realized and unrealized
gain/loss 4.82 4.85 (1.60) 6.86 2.40
Total from investment
activities 5.25 5.24 (1.34) 7.14 2.74
Distributions
Net investment income (0.46) (0.36) (0.25) (0.34) (0.30)
Net realized gain (4.07) (2.03) (3.69) (2.76) (0.82)
Total distributions (4.53) (2.39) (3.94) (3.10) (1.12)
NET ASSET VALUE
End of period $ 31.92 $ 31.20 $ 28.35 $ 33.63 $ 29.59
Ratios/Supplemental Data
Total return
(2)(3)
16.30% 18.75% (4.24)% 24.53% 9.88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.80% 0.81% 0.77% 0.78%
Net expenses after waivers/
payments by Price Associates 0.79% 0.80% 0.81% 0.77% 0.78%
Net investment income 1.26% 1.30% 0.81% 0.83% 1.32%
Portfolio turnover rate 52.9% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
millions) $4,566 $4,036 $3,973 $5,980 $5,070
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 31.05 $ 28.22 $ 33.47 $ 29.47 $ 27.88
Investment activities
Net investment income
(1)(2)
0.34 0.32 0.17 0.16 0.25
Net realized and unrealized
gain/loss 4.79 4.81 (1.58) 6.84 2.40
Total from investment
activities 5.13 5.13 (1.41) 7.00 2.65
Distributions
Net investment income (0.37) (0.27) (0.15) (0.24) (0.24)
Net realized gain (4.07) (2.03) (3.69) (2.76) (0.82)
Total distributions (4.44) (2.30) (3.84) (3.00) (1.06)
NET ASSET VALUE
End of period $ 31.74 $ 31.05 $ 28.22 $ 33.47 $ 29.47
Ratios/Supplemental Data
Total return
(2)(3)
16.02% 18.44% (4.46)% 24.14% 9.58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after
waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net investment income 1.00% 1.06% 0.54% 0.49% 0.99%
Portfolio turnover rate 52.9% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
thousands) $68,903 $62,211 $69,762 $96,545 $200,662
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 30.30 $ 27.54 $ 32.81 $ 28.93 $ 27.39
Investment activities
Net investment income
(1)(2)
0.25 0.23 0.10 0.10 0.19
Net realized and unrealized
gain/loss 4.66 4.70 (1.56) 6.70 2.34
Total from investment
activities 4.91 4.93 (1.46) 6.80 2.53
Distributions
Net investment income (0.29) (0.14) (0.12) (0.16) (0.17)
Net realized gain (4.07) (2.03) (3.69) (2.76) (0.82)
Total distributions (4.36) (2.17) (3.81) (2.92) (0.99)
NET ASSET VALUE
End of period $ 30.85 $ 30.30 $ 27.54 $ 32.81 $ 28.93
Ratios/Supplemental Data
Total return
(2)(3)
15.69% 18.16% (4.70)% 23.89% 9.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.30% 1.30% 1.30% 1.29% 1.30%
Net expenses after
waivers/payments by Price
Associates 1.30% 1.30% 1.30% 1.29% 1.30%
Net investment income 0.74% 0.79% 0.31% 0.30% 0.75%
Portfolio turnover rate 52.9% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
thousands) $84,710 $80,314 $119,670 $141,484 $125,051
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 31.12 $ 28.30 $ 33.61 $ 29.57 $ 27.95
Investment activities
Net investment income
(1)(2)
0.48 0.43 0.30 0.34 0.36
Net realized and unrealized
gain/loss 4.81 4.84 (1.58) 6.84 2.42
Total from investment
activities 5.29 5.27 (1.28) 7.18 2.78
Distributions
Net investment income (0.50) (0.42) (0.34) (0.38) (0.34)
Net realized gain (4.07) (2.03) (3.69) (2.76) (0.82)
Total distributions (4.57) (2.45) (4.03) (3.14) (1.16)
NET ASSET VALUE
End of period $ 31.84 $ 31.12 $ 28.30 $ 33.61 $ 29.57
Ratios/Supplemental Data
Total return
(2)(3)
16.49% 18.89% (4.08)% 24.69% 10.03%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.67% 0.66% 0.65% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.66% 0.67% 0.66% 0.65% 0.65%
Net investment income 1.40% 1.44% 0.94% 0.97% 1.43%
Portfolio turnover rate 52.9% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
millions) $5,875 $4,930 $4,364 $3,139 $2,344
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 31.20 $ 28.35 $ 33.63 $ 29.57 $ 18.84
Investment activities
Net investment income
(2)(3)
0.70 0.64 0.52 0.54 0.40
Net realized and unrealized
gain/loss 4.85 4.85 (1.58) 6.87 11.64
Total from investment
activities 5.55 5.49 (1.06) 7.41 12.04
Distributions
Net investment income (0.71) (0.61) (0.53) (0.59) (0.49)
Net realized gain (4.07) (2.03) (3.69) (2.76) (0.82)
Total distributions (4.78) (2.64) (4.22) (3.35) (1.31)
NET ASSET VALUE
End of period $ 31.97 $ 31.20 $ 28.35 $ 33.63 $ 29.57
Ratios/Supplemental Data
Total return
(3)(4)
17.25% 19.67% (3.44)% 25.50% 64.05%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.04% 2.11% 1.60% 1.56% 1.94%
(5)
Portfolio turnover rate 52.9% 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in
millions) $5,013 $4,631 $4,291 $5,773 $5,327
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
COMMUNICATION SERVICES  1.5%
Interactive Media & Services  0.5%
Pinterest, Class A (1) 2,966,300 86,023
86,023
Media  1.0%
News, Class A  4,191,550 115,435
News, Class B  1,219,903 37,122
152,557
Total Communication Services 238,580
CONSUMER DISCRETIONARY  7.9%
Hotels, Restaurants & Leisure  1.5%
Aramark  2,229,597 83,186
Compass Group (GBP)  3,354,809 111,626
Norwegian Cruise Line Holdings (1) 1,529,841 39,363
234,175
Household Durables  0.4%
PulteGroup  571,803 62,269
62,269
Specialty Retail  3.5%
Advance Auto Parts (2)(3) 3,882,279 183,593
Bath & Body Works  4,165,443 161,494
Burlington Stores (1) 394,161 112,359
Ulta Beauty (1) 189,710 82,511
539,957
Textiles, Apparel & Luxury Goods  2.5%
Puma (EUR)  3,172,872 145,891
Ralph Lauren  500,615 115,632
VF (2) 5,839,681 125,320
386,843
Total Consumer Discretionary 1,223,244
CONSUMER STAPLES  4.7%
Beverages  0.5%
Constellation Brands, Class A  338,076 74,715
74,715
Food Products  2.3%
Flowers Foods  4,675,753 96,601
Lamb Weston Holdings  1,512,464 101,078

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  2,878,776 165,357
363,036
Personal Care Products  1.9%
Kenvue  14,089,472 300,810
300,810
Total Consumer Staples 738,561
ENERGY  6.2%
Energy Equipment & Services  2.1%
Baker Hughes  3,490,121 143,165
TechnipFMC  4,160,285 120,399
Tidewater (1)(2) 1,324,386 72,457
336,021
Oil, Gas & Consumable Fuels  4.1%
Expand Energy  2,188,357 217,851
Kinder Morgan  4,909,516 134,521
Permian Resources  6,301,900 90,621
Suncor Energy  3,013,634 107,526
Viper Energy (2) 1,754,588 86,098
636,617
Total Energy 972,638
FINANCIALS  17.9%
Banks  4.6%
Fifth Third Bancorp  4,640,687 196,208
KeyCorp  5,059,186 86,715
Popular  1,838,745 172,952
Webster Financial  2,189,947 120,929
Western Alliance Bancorp  1,668,131 139,356
716,160
Capital Markets  2.2%
Main Street Capital (2) 1,961,343 114,895
Morningstar  357,854 120,511
Open Lending (1)(2)(3) 7,274,481 43,429
StepStone Group, Class A  1,158,475 67,053
345,888
Consumer Finance  0.6%
OneMain Holdings (2) 1,662,608 86,672
86,672
Financial Services  6.4%
Apollo Global Management  539,424 89,091

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corebridge Financial  4,378,209 131,040
Corpay (1) 765,544 259,075
Edenred (EUR)  2,540,274 83,514
Global Payments  1,430,723 160,327
Voya Financial  1,483,097 102,082
Western Union  15,977,474 169,361
994,490
Insurance  3.4%
Allstate  636,819 122,772
Assurant  440,521 93,928
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $40,255 (1)(3)(4)(5) 40,254,496 39,852
Hanover Insurance Group  726,382 112,342
RenaissanceRe Holdings  640,930 159,470
528,364
Mortgage Real Estate Investment Trusts  0.7%
Annaly Capital Management, REIT  5,985,659 109,537
109,537
Total Financials 2,781,111
HEALTH CARE  9.5%
Biotechnology  1.6%
Alkermes (1) 5,199,428 149,535
Exact Sciences (1)(2) 1,875,080 105,361
254,896
Health Care Equipment & Supplies  4.3%
Baxter International  5,576,135 162,600
Cooper (1) 903,400 83,050
DENTSPLY SIRONA  7,226,159 137,152
Zimmer Biomet Holdings  2,688,358 283,971
666,773
Health Care Providers & Services  2.9%
Concentra Group Holdings Parent (3) 9,661,924 191,113
Humana  346,985 88,034
Select Medical Holdings (3) 9,348,501 176,219
455,366
Pharmaceuticals  0.7%
Viatris  8,258,348 102,816
102,816
Total Health Care 1,479,851

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  16.1%
Aerospace & Defense  2.4%
Hexcel  1,311,065 82,204
L3Harris Technologies  929,689 195,495
Textron  1,308,446 100,083
377,782
Construction & Engineering  1.7%
API Group (1) 4,749,811 170,851
WillScot Holdings (1) 2,717,012 90,884
261,735
Electrical Equipment  0.8%
Sensata Technologies Holding  4,373,761 119,841
119,841
Ground Transportation  2.5%
Norfolk Southern  821,360 192,773
Saia (1)(2) 448,385 204,343
397,116
Machinery  5.3%
AGCO (2) 1,481,780 138,517
Esab  1,165,547 139,796
Fortive  1,768,219 132,616
Middleby (1)(2) 715,788 96,953
Stanley Black & Decker  2,326,426 186,789
Toro  1,663,438 133,241
827,912
Passenger Airlines  1.4%
Southwest Airlines (2) 6,354,852 213,650
213,650
Professional Services  2.0%
Clarivate (1)(2) 15,908,440 80,815
SS&C Technologies Holdings  1,859,500 140,913
Verra Mobility (1) 3,484,450 84,254
305,982
Total Industrials & Business Services 2,504,018
INFORMATION TECHNOLOGY  12.7%
Electronic Equipment, Instruments & Components  6.3%
Corning  9,904,324 470,654
Keysight Technologies (1) 1,264,278 203,081
TE Connectivity  1,088,970 155,690

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 389,162 150,302
979,727
IT Services  0.9%
GoDaddy, Class A (1) 725,685 143,228
143,228
Semiconductors & Semiconductor Equipment  1.9%
MKS Instruments  1,636,455 170,829
Rambus (1) 1,590,752 84,087
Wolfspeed (1)(3) 7,215,868 48,058
302,974
Software  2.4%
DocuSign (1) 1,900,594 170,939
Fortinet (1) 2,220,533 209,796
380,735
Technology Hardware, Storage & Peripherals  1.2%
Western Digital (1) 3,096,403 184,638
184,638
Total Information Technology 1,991,302
MATERIALS  5.2%
Chemicals  1.6%
DuPont de Nemours  1,644,401 125,386
FMC  2,426,384 117,946
243,332
Construction Materials  1.0%
Summit Materials, Class A (1) 3,042,067 153,929
153,929
Containers & Packaging  1.5%
DS Smith (GBP)  15,564,569 105,268
International Paper (2) 2,287,943 123,137
228,405
Metals & Mining  1.1%
Franco-Nevada (CAD)  1,020,453 119,917
Freeport-McMoRan  1,407,182 53,586
173,503
Total Materials 799,169
REAL ESTATE  7.7%
Industrial Real Estate Investment Trusts  1.3%
Lineage, REIT  1,124,948 65,888

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  3,713,882 143,579
209,467
Office Real Estate Investment Trusts  0.8%
Vornado Realty Trust, REIT  3,174,872 133,472
133,472
Residential Real Estate Investment Trusts  2.8%
Apartment Investment & Management, Class A, REIT (1)(3) 9,521,491 86,550
Equity Residential, REIT  2,295,395 164,718
Sun Communities, REIT  1,537,367 189,050
440,318
Retail Real Estate Investment Trusts  1.1%
Regency Centers, REIT  2,230,434 164,896
164,896
Specialized Real Estate Investment Trusts  1.7%
Rayonier, REIT  4,189,319 109,341
Weyerhaeuser, REIT  5,549,924 156,231
265,572
Total Real Estate 1,213,725
UTILITIES  5.8%
Electric Utilities  3.2%
Constellation Energy  351,722 78,684
FirstEnergy  5,206,202 207,103
PG&E  10,808,349 218,112
503,899
Multi-Utilities  2.6%
Ameren  2,187,286 194,975
CenterPoint Energy  2,599,055 82,468
Dominion Energy  2,414,635 130,052
407,495
Total Utilities 911,394
Total Miscellaneous Common Stocks  3.4% (6) 524,620
Total Common Stocks (Cost $12,792,137) 15,378,213
CONVERTIBLE BONDS  0.3%
Wolfspeed, 0.25%, 2/15/28 (3) 21,985,000 10,179
Wolfspeed, 1.875%, 12/1/29 (3) 89,932,000 37,096
Total Convertible Bonds (Cost $66,884) 47,275

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 4.53% (3)(7) 218,095,220 218,095
Total Short-Term Investments (Cost $218,095) 218,095
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.53% (3)(7) 193,999,259 193,999
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 193,999
Total Securities Lending Collateral (Cost $193,999) 193,999
Total Investments in Securities
101.5% of Net Assets
(Cost $13,271,115) $ 15,837,582
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(3) Affiliated Companies
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $39,852 and represents 0.3% of net assets.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield

T. ROWE PRICE Mid-Cap Value Fund

CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advance Auto Parts  $ (6,682) $ (28,710) $ 2,551
Apartment Investment & Management, Class
A, REIT  270 11,770 —
Concentra Group Holdings Parent  5 88,182 133
Gallop Holdings - Ascot Group  — (403) —
Open Lending  3 (15,556) —
Select Medical Holdings  4,443 10,524 4,748
Tidewater  149,114 (122,912) —
Wolfspeed  29 (34,087) —
Wolfspeed, 0.25%, 2/15/28  (8) (1,995) 46
Wolfspeed, 1.875%, 12/1/29  (32) (12,087) 1,297
T. Rowe Price Government Reserve Fund,
4.53% — — 30,080++
Affiliates not held at period end 2,559 (3,014) —
Totals $ 149,701# $ (108,288) $ 38,855+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Advance Auto Parts  $ * $ 89,361 $ 15,274 $ 183,593
Apartment Investment &
Management, Class A, REIT  * — 314 86,550
Concentra Group Holdings
Parent  — 103,086 155 191,113
Gallop Holdings - Ascot Group  — 40,255 — 39,852
Open Lending  * 7,127 283 43,429
SEACOR Marine Holdings  29,203 — 26,189 —
Select Medical Holdings  226,271 19 60,595 176,219
Tidewater  194,132 24,044 22,807 *
Wolfspeed  — 82,312 167 48,058
Wolfspeed, 0.25%, 2/15/28  — 12,251 77 10,179
Wolfspeed, 1.875%, 12/1/29  — 49,477 294 37,096
T. Rowe Price Government
Reserve Fund, 4.53% 538,149  ¤  ¤ 412,094
Total $ 1,228,183^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $38,855 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,242,548.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,271,115) $ 15,837,582
Dividends and interest receivable 29,517
Receivable for shares sold 16,218
Receivable for investment securities sold 3,113
Due from affiliates 2,522
Cash 830
Foreign currency (cost $129) 128
Other assets 1,716
Total assets 15,891,626
Liabilities
Obligation to return securities lending collateral 193,999
Payable for shares redeemed 66,591
Payable for investment securities purchased 13,979
Investment management fees payable 8,689
Payable to directors 12
Other liabilities 631
Total liabilities 283,901
NET ASSETS $ 15,607,725

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,796,756
Paid-in capital applicable to 489,254,660 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 12,810,969
NET ASSETS $ 15,607,725
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,566,325; Shares outstanding:
143,040,097) $ 31.92
Advisor Class
(Net assets: $68,903; Shares outstanding: 2,170,544) $ 31.74
R Class
(Net assets: $84,710; Shares outstanding: 2,745,668) $ 30.85
I Class
(Net assets: $5,875,283; Shares outstanding:
184,522,402) $ 31.84
Z Class
(Net assets: $5,012,504; Shares outstanding:
156,775,949) $ 31.97

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,493) $ 297,605
.
  Interest 6,907
Securities lending 4,289
Other 32
Total income 308,833
Expenses
Investment management 95,472
Shareholder servicing
Investor Class $ 6,483
Advisor Class 102
R Class 133
I Class 879 7,597
Rule 12b-1 fees
Advisor Class 165
R Class 423 588
Prospectus and shareholder reports
Investor Class 195
Advisor Class 2
R Class 1
I Class 135
Z Class 3 336
Custody and accounting 480
Registration 160
Directors 49
Legal and audit 48
Miscellaneous 52
Waived / paid by Price Associates (31,955)
Total expenses 72,827
Net investment income 236,006

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,205,520
Foreign currency transactions (76)
Net realized gain 2,205,444
Change in net unrealized gain / loss
Securities (169,480)
Other assets and liabilities denominated in foreign currencies (49)
Change in net unrealized gain / loss (169,529)
Net realized and unrealized gain / loss 2,035,915
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,271,921

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 236,006 $ 213,739
Net realized gain 2,205,444 1,031,624
Change in net unrealized gain / loss (169,529) 1,055,271
Increase in net assets from operations 2,271,921 2,300,634
Distributions to shareholders
Net earnings
Investor Class (579,571) (289,926)
Advisor Class (8,525) (4,413)
R Class (10,738) (5,379)
I Class (749,621) (363,373)
Z Class (665,671) (363,298)
Decrease in net assets from distributions (2,014,126) (1,026,389)
Capital share transactions
*
Shares sold
Investor Class 1,012,152 543,088
Advisor Class 7,918 6,347
R Class 7,905 7,090
I Class 1,012,794 645,441
Z Class 300,403 293,748
Distributions reinvested
Investor Class 550,613 274,325
Advisor Class 8,427 4,353
R Class 10,738 5,379
I Class 702,151 341,476
Z Class 665,671 363,298
Shares redeemed
Investor Class (1,096,728) (1,139,726)
Advisor Class (10,744) (24,521)
R Class (15,641) (60,314)
I Class (842,834) (856,953)
Z Class (702,977) (754,822)
Increase (decrease) in net assets from capital
share transactions 1,609,848 (351,791)

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 1,867,643 922,454
Beginning of period 13,740,082 12,817,628
End of period $ 15,607,725 $ 13,740,082
*Share information (000s)
Shares sold
Investor Class 29,362 17,999
Advisor Class 231 213
R Class 237 243
I Class 29,584 21,440
Z Class 9,068 9,757
Distributions reinvested
Investor Class 16,610 9,075
Advisor Class 256 145
R Class 335 183
I Class 21,238 11,322
Z Class 20,056 12,018
Shares redeemed
Investor Class (32,298) (37,857)
Advisor Class (319) (827)
R Class (477) (2,121)
I Class (24,708) (28,582)
Z Class (20,759) (24,744)
Increase (decrease) in shares outstanding 48,416 (11,736)

T. ROWE PRICE Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued. The fund has five classes of shares: the Mid-Cap Value Fund
(Investor Class), the Mid-Cap Value Fund–Advisor Class (Advisor Class), the
Mid-Cap Value Fund–R Class (R Class), the Mid-Cap Value Fund–I Class
(I Class) and the Mid-Cap Value Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Value Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on

T. ROWE PRICE Mid-Cap Value Fund

in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $35,971,000 of net gain on $105,639,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Mid-Cap Value Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Mid-Cap Value Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Mid-Cap Value Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,721,869 $ 616,492 $ 39,852 $ 15,378,213
Convertible Bonds — 47,275 — 47,275
Short-Term Investments 218,095 — — 218,095
Securities Lending Collateral 193,999 — — 193,999
Total $ 15,133,963 $ 663,767 $ 39,852 $ 15,837,582

T. ROWE PRICE Mid-Cap Value Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the
lending
agent indemnifies the fund against losses
resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $192,116,000; the value of cash collateral and related investments was $193,999,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,894,617,000 and
$7,673,616,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Mid-Cap Value Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 432,615 $ 190,075
Long-term capital gain 1,581,511 836,314
Total distributions $ 2,014,126 $ 1,026,389
($000s)
Cost of investments $ 13,297,083
Unrealized appreciation $ 3,299,610
Unrealized depreciation (759,153)
Net unrealized appreciation (depreciation) $ 2,540,457
($000s)
Undistributed ordinary income $ 90,400
Undistributed long-term capital gain 162,310
Net unrealized appreciation (depreciation) 2,540,457
Other temporary differences 3,589
Total distributable earnings (loss) $ 2,796,756

T. ROWE PRICE Mid-Cap Value Fund

losses from wash sales and the realization of gains/losses on passive foreign investment companies. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation

T. ROWE PRICE Mid-Cap Value Fund

dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Mid-Cap Value Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $2,771,000 for T. Rowe Price
Services, Inc.; and $655,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(31,955)

T. ROWE PRICE Mid-Cap Value Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $96,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $14,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 6% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Mid-Cap Value Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Mid-Cap Value Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid–Cap
Value Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Value Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,715,253,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $211,718,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $186,428,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $22,772,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F115-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025